Loans and Investments	12 Months Ended
Dec. 31, 2017
Loans and Investments
Loans and Investments

Note 4—Loans and Investments

        The following tables set forth the composition of our Structured Business loan and investment portfolio ($ in thousands):

	December 31, 2017	Percent of Total	Loan Count	Wtd. Avg. Pay Rate(1)	Wtd. Avg. Remaining Months to Maturity	Wtd. Avg. First Dollar LTV Ratio(2)	Wtd. Avg. Last Dollar LTV Ratio(3)
Bridge loans	$2,422,105	91%	150	6.10%	20.9	0%	72%
Preferred equity investments	142,892	6%	12	6.47%	68.7	64%	90%
Mezzanine loans	87,541	3%	8	10.78%	24.8	20%	63%

	2,652,538	100%	170	6.28%	23.6	4%	73%

Unearned revenue	(10,628)
Allowance for loan losses	(62,783)

Loans and investments, net	$2,579,127

	December 31, 2016
Bridge loans	$1,602,658	90%	120	5.59%	16.4	0%	73%
Preferred equity investments	68,121	4%	10	6.83%	23.8	42%	91%
Mezzanine loans	57,124	3%	12	9.09%	17.9	36%	75%
Junior participation loans	62,257	3%	2	4.50%	4.0	83%	84%

	1,790,160	100%	144	5.71%	16.3	6%	75%

Unearned revenue	(10,716)
Allowance for loan losses	(83,712)

Loans and investments, net	$1,695,732

(1)

"Weighted Average Pay Rate" is a weighted average, based on the UPB of each loan in our portfolio, of the interest rate required to be paid monthly as stated in the individual loan agreements. Certain loans and investments that require an additional rate of interest "Accrual Rate" to be paid at maturity are not included in the weighted average pay rate as shown in the table.

(2)

The "First Dollar LTV Ratio" is calculated by comparing the total of our senior most dollar and all senior lien positions within the capital stack to the fair value of the underlying collateral to determine the point at which we will absorb a total loss of our position.

(3)

The "Last Dollar LTV Ratio" is calculated by comparing the total of the carrying value of our loan and all senior lien positions within the capital stack to the fair value of the underlying collateral to determine the point at which we will initially absorb a loss.

        During 2015, we acquired a $116.0 million defaulted first mortgage note, at par, that paid off resulting in the recognition of income totaling $6.7 million, net of fees and expenses. The $6.7 million of income consisted of other interest income totaling $7.9 million, partially offset by $1.2 million of expenses that were recorded in employee compensation and benefits. In 2016, additional funds held in escrow from the note payoff were released following an arbitration proceeding and we recognized income totaling $1.9 million, net of fees and expenses. The $1.9 million of income consisted of other interest income totaling $2.5 million, partially offset by $0.6 million of expenses that were recorded in employee compensation and benefits.

Concentration of Credit Risk

        We are subject to concentration of credit risk in that, at December 31, 2017, the UPB related to 42 loans with five different borrowers represented 24% of total assets. At December 31, 2016, the UPB related to 35 loans with five different borrowers represented 16% of total assets. During both 2017 and 2016, no single loan or investment represented 10% of our total assets and no single investor group generated 10% of our revenue.

        Effective January 1, 2017, we revised our methodology used to assign a credit risk rating to each loan and investment to be consistent with the method used by our Agency Business. We now assign ratings of pass, pass/watch, special mention, substandard or doubtful to each loan and investment, instead of a one to five rating. Similar to our previous methodology, there are five ratings, each generally consistent with our prior ratings (i.e., pass is equivalent to a one rating, pass/watch is equivalent to a two rating, etc.), with a pass rating being the lowest risk and a doubtful rating being the highest.

        The benchmark guidelines and other factors used in our revised methodology are substantially the same as our previous methodology. Each credit risk rating has benchmark guidelines that pertain to debt-service coverage ratios, LTV ratios, borrower strength, asset quality, and funded cash reserves. Other factors such as guarantees, market strength, and remaining loan term and borrower equity are also reviewed and factored into determining the credit risk rating assigned to each loan. This metric provides a helpful snapshot of portfolio quality and credit risk. Given our asset management approach, however, the risk rating process does not result in differing levels of diligence contingent upon credit rating. That is because all portfolio assets are subject to the level of scrutiny and ongoing analysis consistent with that of a "high-risk" loan. Assets are subject to, at minimum, a thorough quarterly financial evaluation in which historical operating performance and forward-looking projections are reviewed.

        Generally speaking, given our typical loan profile, risk ratings of pass, pass/watch and special mention suggest that we expect the loan to make both principal and interest payments according to the contractual terms of the loan agreement, and is not considered impaired. A risk rating of substandard indicates we anticipate the loan may require a modification of some kind. A risk rating of doubtful indicates we expect the loan to underperform over its term, and there could be loss of interest and/or principal. Further, while the above are the primary guidelines used in determining a certain risk rating, subjective items such as borrower strength, market strength or asset quality may result in a rating that is higher or lower than might be indicated by any risk rating matrix.

        As a result of the loan review process, at December 31, 2017 and 2016, we identified eight loans and investments that we consider higher-risk loans that had a carrying value, before loan loss reserves, of $126.5 million and $152.9 million, respectively, and a weighted average last dollar LTV ratio of 93% and 94%, respectively.

        A summary of the loan portfolio's weighted average internal risk ratings and LTV ratios by asset class is as follows ($ in thousands):

	December 31, 2017
Asset Class	UPB	Percentage of Portfolio	Wtd. Avg. Internal Risk Rating	Wtd. Avg. First Dollar LTV Ratio	Wtd. Avg. Last Dollar LTV Ratio
Multifamily	$1,925,529	73%	pass/watch	4%	72%
Self Storage	301,830	11%	pass	0%	71%
Land	132,828	5%	substandard	0%	90%
Office	107,853	4%	pass/watch	1%	64%
Hotel	90,725	3%	special mention	37%	81%
Healthcare	55,615	2%	pass/watch	0%	74%
Retail	36,458	1%	pass/watch	8%	66%
Commercial	1,700	<1%	doubtful	63%	63%

Total	$2,652,538	100%	pass/watch	4%	73%

	December 31, 2016
Multifamily	$1,421,731	79%	special mention	1%	73%
Self Storage	7,505	<1%	special mention	0%	70%
Land	137,255	8%	substandard	2%	92%
Office	141,711	8%	pass/watch	43%	73%
Hotel	70,750	4%	special mention	30%	74%
Healthcare	5,550	<1%	special mention	0%	63%
Retail	3,958	<1%	special mention	81%	91%
Commercial	1,700	<1%	doubtful	63%	63%

Total	$1,790,160	100%	special mention	6%	75%

Geographic Concentration Risk

        As of December 31, 2017, 23%, 21% and 11% of the outstanding balance of our loan and investment portfolio had underlying properties in Texas, New York and California, respectively. As of December 31, 2016, 25%, 15%, 14% and 13% of the outstanding balance of our loan and investment portfolio had underlying properties in New York, California, Florida and Texas, respectively.

Impaired Loans and Allowance for Loan Losses

        We evaluate each loan in our portfolio quarterly to assess the performance of our loans and whether a reserve for impairment should be recorded. We measure our relative loss position for our mezzanine loans, junior participation loans and preferred equity investments by determining the point where we will be exposed to losses based on our position in the capital stack as compared to the fair value of the underlying collateral. We determine our loss position on both a first dollar LTV and a last dollar LTV basis, as defined above.

        A summary of the changes in the allowance for loan losses is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Allowance at beginning of period	$83,712	$86,762	$115,487
Provision for loan losses	2,000	59	6,509
Charge-offs	(20,473)	(2,959)	(32,000)
Charge-off on loan reclassification to real estate owned, net	—	—	(2,500)
Recoveries of reserves	(2,456)	(150)	(734)

Allowance at end of period	$62,783	$83,712	$86,762

        At December 31, 2017, 2016 and 2015, we had a total of five, eight and nine loans, respectively, with an aggregate carrying value, before loan loss reserves, of $163.5 million, $187.4 million and $189.2 million, respectively, for which impairment reserves have been recorded.

        A summary of charge-offs and recoveries by asset class is as follows ($ in thousands):

	Year Ended December 31,
	2017	2016	2015
Charge-offs:
Multifamily	$—	$(2,959)	$—
Office	(20,473)	—	(2,500)
Hotel	—	—	(32,000)

Total	$(20,473)	$(2,959)	$(34,500)

Recoveries:
Multifamily	$2,456	$193	$754
Land	—	—	1,288

Total	$2,456	$193	$2,042

Net Charge-offs	$(18,017)	$(2,766)	$(32,458)

Ratio of net charge-offs during the period to average loans and investments outstanding during the period	(0.8)%	(0.2)%	(2.1)%

        There were no loans for which the collateral securing the loan was less than the carrying value of the loan for which we had not recorded a provision for loan loss as of December 31, 2017, 2016 and 2015.

        During 2017, we incurred a $20.5 million charge-off due to the write-off of a fully reserved junior participation loan and we determined that the fair value of the underlying collateral securing a preferred equity investment with an aggregate carrying value of $34.8 million was less than the net carrying value of the investment, which resulted in a $2.0 million provision for loan losses. In addition, a fully reserved mezzanine loan with a UPB of $1.8 million paid off in full, which resulted in a $1.8 million reserve recovery, and we recorded a reserve recovery of $0.7 million on a multifamily bridge loan.

        During 2016, we received a $1.8 million discounted payoff on an impaired bridge loan with a carrying value before reserves of $4.8 million, resulting in the recognition of an additional provision for loan losses of $0.1 million and a charge-off of $3.0 million.

        During 2015, we incurred a $32.0 million charge-off of previously recorded reserves due to the write-off of a fully reserved junior participation loan and we charged-off $2.5 million in connection with the transfer of an office building by deed in lieu of foreclosure to real estate owned, net. We also determined that the fair value of the underlying collateral securing five impaired loans with an aggregate carrying value of $125.3 million was less than the net carrying value of the loans, resulting in a $6.5 million provision for loan losses, and we recorded $2.0 million of net recoveries of previously recorded loan loss reserves which resulted in a $4.5 million net provision. These recoveries were recorded in provision for loan losses in the consolidated statements of income. Of the $6.5 million of loan loss reserves recorded during 2015, $4.0 million was attributable to loans on which we had previously recorded reserves, while $2.5 million of reserves related to other loans in our portfolio.

        We have six loans with a carrying value totaling $120.0 million at December 31, 2017 that are collateralized by a land development project. These loans were scheduled to mature in September 2017 and were extended to September 2018. The loans do not carry a current pay rate of interest, but five of the loans with a carrying value totaling $110.7 million entitle us to a weighted average accrual rate of interest of 8.66%. In 2008, we suspended the recording of the accrual rate of interest on these loans, as they were impaired and we deemed the collection of this interest to be doubtful. At both December 31, 2017 and 2016, we have cumulative allowances for loan losses of $49.1 million related to these loans. The loans are subject to certain risks associated with a development project including, but not limited to, availability of construction financing, increases in projected construction costs, demand for the development's outputs upon completion of the project, and litigation risk. Additionally, these loans were not classified as non-performing as the borrower is in compliance with all of the terms and conditions of the loans.

        A summary of our impaired loans by asset class is as follows (in thousands):

	December 31, 2017			Year Ended December 31, 2017
Asset Class	UPB	Carrying Value(1)	Allowance for Loan Losses	Average Recorded Investment(2)	Interest Income Recognized
Land	$131,086	$124,812	$53,883	$131,086	$—
Hotel	34,750	34,750	5,700	34,750	371
Office	2,288	2,288	1,500	14,926	107
Commercial	1,700	1,700	1,700	1,700	—
Multifamily	—	—	—	1,271	22

Total	$169,824	$163,550	$62,783	$183,733	$500

	December 31, 2016			Year Ended December 31, 2016
Land	$131,086	$125,926	$53,883	$129,277	$—
Hotel	34,750	34,496	3,700	34,750	1,155
Office	27,563	22,778	21,973	27,572	94
Commercial	1,700	1,700	1,700	1,700	—
Multifamily	2,542	2,451	2,456	4,952	157

Total	$197,641	$187,351	$83,712	$198,251	$1,406

(1)	Represents the UPB of five and eight impaired loans (less unearned revenue and other holdbacks and adjustments) by asset class at December 31, 2017 and 2016, respectively.
(2)	Represents an average of the beginning and ending UPB of each asset class.

        At December 31, 2017, two loans with an aggregate net carrying value of $29.1 million, net of related loan loss reserves of $7.4 million, were classified as non-performing. As of December 31, 2016, three fully reserved loans with an aggregate carrying value of $22.9 million were classified as non-performing. Income from non-performing loans is generally recognized on a cash basis when it is received. Full income recognition will resume when the loan becomes contractually current and performance has recommenced.

        A summary of our non-performing loans by asset class is as follows (in thousands):

	December 31, 2017			December 31, 2016
Asset Class	Carrying Value	Less Than 90 Days Past Due	Greater Than 90 Days Past Due	Carrying Value	Less Than 90 Days Past Due	Greater Than 90 Days Past Due
Hotel	$34,750	$—	$34,750	$—	$—	$—
Office	—	—	—	20,472	—	20,472
Multifamily	—	—	—	681	—	681
Commercial	1,700	—	1,700	1,700	—	1,700

Total	$36,450	$—	$36,450	$22,853	$—	$22,853

        At December 31, 2017 and 2016, we had no loans contractually past due 90 days or more that are still accruing interest.

        A summary of loan modifications, refinancings and/or extensions by asset class that we considered to be troubled debt restructurings were as follows ($ in thousands):

	Year Ended December 31, 2017
Asset Class	Number of Loans	Original UPB	Original Wtd. Avg. Rate of Interest	Extended UPB	Extended Wtd. Avg. Rate of Interest
Hotel	1	$34,750	4.01%	$34,750	4.01%

	Year Ended December 31, 2016
Multifamily	1	$14,646	5.57%	$14,646	5.57%
Office	1	2,315	4.03%	2,315	4.03%

Total	2	$16,961	5.36%	$16,961	5.36%

        The loan modified during 2017 was considered a troubled debt restructuring as a result of a forbearance agreement entered into with the borrower in 2017 and was classified as non-performing as of December 31, 2017. There were no other loans in which we considered the modifications to be troubled debt restructurings that were subsequently considered non-performing as of December 31, 2017 and 2016 and no additional loans were considered to be impaired due to our troubled debt restructuring analysis for the years ended December 31, 2017 and 2016. These loans were modified to increase the likelihood of a total recovery of the combined principal and interest from the loan.

        Given the transitional nature of some of our real estate loans, we may require funds to be placed into an interest reserve, based on contractual requirements, to cover debt service costs. As of December 31, 2017, we had total interest reserves of $52.5 million on 81 loans with an aggregate UPB of $1.57 billion. As of December 31, 2016, we had total interest reserves of $20.4 million on 75 loans with an aggregate UPB of $1.01 billion.